Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share
Schedule of computation of basic and diluted earnings per share
	For the years ended December 31,
	2011	2012	2013
Basic earnings per share:
Net income attributable to Taomee Holdings Limited	$19,493,171	$8,861,867	$5,441,260
Less:
Deemed dividend on Series A convertible redeemable preferred shares	(200,601)	—	—
Amounts allocated to preferred shares for participating rights to dividends	(1,589,047)	—	—

Net income attributable to ordinary shareholders-basic and diluted	$17,703,523	$8,861,867	$5,441,260

Weighted average ordinary shares outstanding—basic	606,648,098	731,303,362	733, 333,891

Basic earnings per share	$0.03	$0.01	$0.01

Diluted earnings per share:
Net income attributable to ordinary shareholders-basic and diluted	$17,703,523	$8,861,867	$5,441,260

Weighted average ordinary shares outstanding—basic	606,648,098	731,303,362	733,333,891
Stock options	33,729,077	22,230,137	13,198,221

Weighted average ordinary shares outstanding-diluted	640,377,175	753,533,499	746,532,112

Diluted earnings per share	$0.03	$0.01	$0.01

Schedule of securities which could potentially dilute basic earnings per share in future which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive
	For the years ended December 31,
	2011	2012	2013
Options	33,640,000	21,425,000	12,520,000
Non-vested restricted shares	4,500,000	8,649,648	3,525,010

Total	38,140,000	30,074,648	16,045,010